Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Property and Equipment

Fixed assets are stated at cost, net of accumulated depreciation and amortization which is recorded commencing at the in-service date using the straight-line method over the estimated useful lives of the assets, as set forth in the following table:

Asset	Useful Lives (In Years)
Computer software and office and computer equipment	3 - 5
Machinery and equipment, automobiles, furniture and fixtures	3 - 10
Installed Level 2 electric vehicle charging stations	3
Installed Level 3 (DC Fast Chargers (“DCFC”)) electric vehicle charging stations	5

Schedule of Outstanding Diluted Shares Outstanding from Diluted Loss Per Share Computation

The following common stock equivalents are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	December 31,
	2015	2014
Preferred stock	50,674,188	41,242,027
Warrants	55,384,027	58,142,745
Options	7,765,000	7,666,333
Convertible note	339,058	99,524
Total potentially dilutive shares	114,162,273	107,150,629

The following common stock equivalents are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	December 31,
	2015	2014
Preferred stock	48,378,148	33,607,143
Warrants	61,043,591	54,088,323
Options	7,781,667	7,690,665
Convertible note	48,840	190,476
Total potentially dilutive shares	117,252,246	95,576,607

Schedule of Error Corrections and Prior Period Adjustment

The following tables reconcile the prior period as reported balances to the revised balances:

	June 30,2015
	As Reported	Adjustment	As Revised
Condensed Consolidated Balance Sheet:
Total Current Assets	$1,942,413	$–	$1,942,413
Total Assets	$4,571,529	$–	$4,571,529
Total Current Liabilities	$17,244,978	$(1,100,000)	$16,144,978
Total Liabilities	$17,501,491	$(1,100,000)	$16,401,491
Total Stockholders’ Deficiency	$(13,754,962)	$1,100,000	$(12,654,962)

	For The Six Months Ended June 30,2015
	As Reported	Adjustment	As Revised
Condensed Consolidated Statements of Operations:
Loss From Operations	$(6,689,900)	$–	$(6,689,900)
Total Other Income	669,068	1,100,000	1,769,068
Net Loss	(6,020,832)	1,100,000	(4,920,832)
Less: Net income attributable to noncontrolling interest	66,994	–	66,994
Net Loss Attributable to Car Charging Group, Inc.	(6,087,826)	1,100,000	(4,987,826)
Dividend attributable to Series C shareholders	(414,400)	–	(414,400)
Net Loss Attributable to Common Shareholders	$(6,502,226)	$1,100,000	$(5,402,226)
Net Loss Per Share - Basic and Diluted	$(0.08)		$(0.07)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	78,489,861		78,489,861

	For The Six Months Ended June 30,2015
	As Reported	Adjustment	As Revised
Cash Flows From Operating Activities:
Net Loss	$(6,020,832)	$1,100,000	$(4,920,832)
Adjustments to reconcile net loss to net cash used in operating activities	$2,374,328	$(1,100,000)	$1,274,328
Net Cash Used In Operating Activities	$(3,922,444)	$–	$(3,922,444)
Net Cash Used In Investing Activities	$(253,452)	$–	$(253,452)
Net Cash Provided By Financing Activities	$2,828,415	$–	$2,828,415